Exhibit 99.2

July 5th, 2022

AMNL Funding Company, LLC

5001 Plaza on the Lake, Suite 200

Austin, Texas 78746

RE: 53 2022-SFR2 Trust (the “Issuing Entity”) HOA Discrepancy Review

To whom it may concern:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

A. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by AMNL Funding Company, LLC (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

B. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or the Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool. The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology. Rather, the Subject Properties were identified by you. Accordingly, they may not be representative of the entire pool, as to which we make no representation.

C. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties. Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

D. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

a. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

b. The value of the Properties or any other collateral securing the Mortgage Loan,

c. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

d. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 0 of 528 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

[SIGNATURES ON FOLLOWING PAGE]

Executed as of the day and year first above written.

BCHH, Inc.

By:	/s/Charles Marino
Name:	Charles Marino
Title:	President

Schedule I

Property ID	HOA Status
1150249	Apparent Non-HOA Property
1675807	Apparent Non-HOA Property
1730131	Apparent Non-HOA Property
1823369	Apparent Non-HOA Property
1950108	Apparent Non-HOA Property
1950113	Apparent Non-HOA Property
1974232	Apparent Non-HOA Property
1974239	Apparent Non-HOA Property
2058881	Apparent Non-HOA Property
2092739	Apparent Non-HOA Property
2092798	Apparent Non-HOA Property
2164399	Apparent Non-HOA Property
2377944	Apparent Non-HOA Property
2445053	Apparent Non-HOA Property
2479491	Apparent Non-HOA Property
2628314	Apparent Non-HOA Property
2630145	Apparent Non-HOA Property
3055784	Apparent Non-HOA Property
3154076	Apparent Non-HOA Property
3154147	Apparent Non-HOA Property
3189571	Apparent Non-HOA Property
3557861	Apparent Non-HOA Property
3558021	Apparent Non-HOA Property
3686788	Apparent Non-HOA Property
3750711	Apparent Non-HOA Property
3750962	Apparent Non-HOA Property
3864470	Apparent Non-HOA Property
3888967	Apparent Non-HOA Property
3917539	Apparent Non-HOA Property
3978679	Apparent Non-HOA Property
3983458	Apparent Non-HOA Property
4063902	Apparent Non-HOA Property
4086978	Apparent Non-HOA Property
4086984	Apparent Non-HOA Property
4086987	Apparent Non-HOA Property
4086988	Apparent Non-HOA Property
4237634	Apparent Non-HOA Property
4237732	Apparent Non-HOA Property
4360802	Apparent Non-HOA Property
4360803	Apparent Non-HOA Property
449052	Apparent Non-HOA Property
4491848	Apparent Non-HOA Property

Property ID	HOA Status
454690	Apparent Non-HOA Property
4608983	Apparent Non-HOA Property
4985933	Apparent Non-HOA Property
5040470	Apparent Non-HOA Property
514399	Apparent Non-HOA Property
5145771	Apparent Non-HOA Property
5181069	Apparent Non-HOA Property
5234662	Apparent Non-HOA Property
5264492	Apparent Non-HOA Property
5322070	Apparent Non-HOA Property
5330040	Apparent Non-HOA Property
5333699	Apparent Non-HOA Property
5404044	Apparent Non-HOA Property
5416032	Apparent Non-HOA Property
5422136	Apparent Non-HOA Property
5437996	Apparent Non-HOA Property
5438000	Apparent Non-HOA Property
5438001	Apparent Non-HOA Property
5438002	Apparent Non-HOA Property
5438005	Apparent Non-HOA Property
5438006	Apparent Non-HOA Property
5438008	Apparent Non-HOA Property
5439092	Apparent Non-HOA Property
5439093	Apparent Non-HOA Property
5439094	Apparent Non-HOA Property
5439096	Apparent Non-HOA Property
5453754	Apparent Non-HOA Property
5453755	Apparent Non-HOA Property
5487687	Apparent Non-HOA Property
5523040	Apparent Non-HOA Property
5532304	Apparent Non-HOA Property
5533217	Apparent Non-HOA Property
5560842	Apparent Non-HOA Property
5572126	Apparent Non-HOA Property
5594056	Apparent Non-HOA Property
5603522	Apparent Non-HOA Property
5619449	Apparent Non-HOA Property
5652401	Apparent Non-HOA Property
5670632	Apparent Non-HOA Property
5671301	Apparent Non-HOA Property
5671471	Apparent Non-HOA Property
5671951	Apparent Non-HOA Property
5680688	Apparent Non-HOA Property
5686763	Apparent Non-HOA Property

Property ID	HOA Status
5697642	Apparent Non-HOA Property
5726223	Apparent Non-HOA Property
5726867	Apparent Non-HOA Property
5766210	Apparent Non-HOA Property
5766242	Apparent Non-HOA Property
5766268	Apparent Non-HOA Property
5780515	Apparent Non-HOA Property
5787642	Apparent Non-HOA Property
5801355	Apparent Non-HOA Property
5815111	Apparent Non-HOA Property
5828143	Apparent Non-HOA Property
5881805	Apparent Non-HOA Property
5913257	Apparent Non-HOA Property
5913587	Apparent Non-HOA Property
5938592	Apparent Non-HOA Property
5972418	Apparent Non-HOA Property
5976445	Apparent Non-HOA Property
5976612	Apparent Non-HOA Property
6008985	Apparent Non-HOA Property
6022670	Apparent Non-HOA Property
6022678	Apparent Non-HOA Property
6032889	Apparent Non-HOA Property
6037473	Apparent Non-HOA Property
6037969	Apparent Non-HOA Property
6038853	Apparent Non-HOA Property
6078870	Apparent Non-HOA Property
6079281	Apparent Non-HOA Property
6089407	Apparent Non-HOA Property
6092583	Apparent Non-HOA Property
6095196	Apparent Non-HOA Property
6100131	Apparent Non-HOA Property
6135826	Apparent Non-HOA Property
6139640	Apparent Non-HOA Property
6140189	Apparent Non-HOA Property
6149000	Apparent Non-HOA Property
6149005	Apparent Non-HOA Property
6149008	Apparent Non-HOA Property
6149026	Apparent Non-HOA Property
6155242	Apparent Non-HOA Property
6155243	Apparent Non-HOA Property
6155247	Apparent Non-HOA Property
6177043	Apparent Non-HOA Property
6177058	Apparent Non-HOA Property
6181254	Apparent Non-HOA Property

Property ID	HOA Status
6181255	Apparent Non-HOA Property
6181790	Apparent Non-HOA Property
6190514	Apparent Non-HOA Property
6201826	Apparent Non-HOA Property
6202297	Apparent Non-HOA Property
6202372	Apparent Non-HOA Property
6215475	Apparent Non-HOA Property
6217037	Apparent Non-HOA Property
6225352	Apparent Non-HOA Property
6228759	Apparent Non-HOA Property
6229143	Apparent Non-HOA Property
6238161	Apparent Non-HOA Property
6242078	Apparent Non-HOA Property
6242094	Apparent Non-HOA Property
6242758	Apparent Non-HOA Property
6242954	Apparent Non-HOA Property
6242992	Apparent Non-HOA Property
6243439	Apparent Non-HOA Property
6255348	Apparent Non-HOA Property
6255378	Apparent Non-HOA Property
6293009	Apparent Non-HOA Property
6293401	Apparent Non-HOA Property
6305868	Apparent Non-HOA Property
6306132	Apparent Non-HOA Property
6306333	Apparent Non-HOA Property
6309635	Apparent Non-HOA Property
6309934	Apparent Non-HOA Property
6309996	Apparent Non-HOA Property
6310327	Apparent Non-HOA Property
6310853	Apparent Non-HOA Property
6320285	Apparent Non-HOA Property
6320325	Apparent Non-HOA Property
6320361	Apparent Non-HOA Property
6320438	Apparent Non-HOA Property
6326743	Apparent Non-HOA Property
6327007	Apparent Non-HOA Property
6327112	Apparent Non-HOA Property
6327219	Apparent Non-HOA Property
6327247	Apparent Non-HOA Property
6327461	Apparent Non-HOA Property
6327477	Apparent Non-HOA Property
6327481	Apparent Non-HOA Property
6327648	Apparent Non-HOA Property
6328238	Apparent Non-HOA Property

Property ID	HOA Status
6328476	Apparent Non-HOA Property
6328625	Apparent Non-HOA Property
6328756	Apparent Non-HOA Property
6340602	Apparent Non-HOA Property
6340659	Apparent Non-HOA Property
6340829	Apparent Non-HOA Property
6341199	Apparent Non-HOA Property
6341515	Apparent Non-HOA Property
6342294	Apparent Non-HOA Property
6343168	Apparent Non-HOA Property
6347949	Apparent Non-HOA Property
6348351	Apparent Non-HOA Property
6348635	Apparent Non-HOA Property
6348847	Apparent Non-HOA Property
6348949	Apparent Non-HOA Property
6348994	Apparent Non-HOA Property
6349460	Apparent Non-HOA Property
6423726	Apparent Non-HOA Property
6423813	Apparent Non-HOA Property
6431082	Apparent Non-HOA Property
6445996	Apparent Non-HOA Property
6452841	Apparent Non-HOA Property
6453025	Apparent Non-HOA Property
6485594	Apparent Non-HOA Property
6497588	Apparent Non-HOA Property
6506681	Apparent Non-HOA Property
6567537	Apparent Non-HOA Property
6568088	Apparent Non-HOA Property
6579637	Apparent Non-HOA Property
6586254	Apparent Non-HOA Property
6617967	Apparent Non-HOA Property
6620056	Apparent Non-HOA Property
6620102	Apparent Non-HOA Property
6625750	Apparent Non-HOA Property
6626017	Apparent Non-HOA Property
6669181	Apparent Non-HOA Property
6671726	Apparent Non-HOA Property
6694137	Apparent Non-HOA Property
6699453	Apparent Non-HOA Property
6700605	Apparent Non-HOA Property
6700615	Apparent Non-HOA Property
6702151	Apparent Non-HOA Property
6702614	Apparent Non-HOA Property
6704659	Apparent Non-HOA Property

Property ID	HOA Status
6709219	Apparent Non-HOA Property
6711826	Apparent Non-HOA Property
6715721	Apparent Non-HOA Property
6715785	Apparent Non-HOA Property
6715814	Apparent Non-HOA Property
6720517	Apparent Non-HOA Property
6720607	Apparent Non-HOA Property
6726090	Apparent Non-HOA Property
6727575	Apparent Non-HOA Property
6727618	Apparent Non-HOA Property
6733026	Apparent Non-HOA Property
6733078	Apparent Non-HOA Property
6737166	Apparent Non-HOA Property
6738249	Apparent Non-HOA Property
6738671	Apparent Non-HOA Property
6740573	Apparent Non-HOA Property
6747044	Apparent Non-HOA Property
6748452	Apparent Non-HOA Property
6759353	Apparent Non-HOA Property
6759376	Apparent Non-HOA Property
6759475	Apparent Non-HOA Property
6759499	Apparent Non-HOA Property
6759532	Apparent Non-HOA Property
6764497	Apparent Non-HOA Property
6766228	Apparent Non-HOA Property
6772791	Apparent Non-HOA Property
6773550	Apparent Non-HOA Property
6773556	Apparent Non-HOA Property
6773601	Apparent Non-HOA Property
6777935	Apparent Non-HOA Property
6785095	Apparent Non-HOA Property
6787495	Apparent Non-HOA Property
6788908	Apparent Non-HOA Property
6789087	Apparent Non-HOA Property
6790093	Apparent Non-HOA Property
6790829	Apparent Non-HOA Property
6791771	Apparent Non-HOA Property
6796183	Apparent Non-HOA Property
6796396	Apparent Non-HOA Property
6826657	Apparent Non-HOA Property
6862845	Apparent Non-HOA Property
6862846	Apparent Non-HOA Property
6862847	Apparent Non-HOA Property
6862848	Apparent Non-HOA Property

Property ID	HOA Status
6862849	Apparent Non-HOA Property
6862850	Apparent Non-HOA Property
6862851	Apparent Non-HOA Property
6862852	Apparent Non-HOA Property
6862853	Apparent Non-HOA Property
6862854	Apparent Non-HOA Property
6862855	Apparent Non-HOA Property
6862856	Apparent Non-HOA Property
6862857	Apparent Non-HOA Property
6862858	Apparent Non-HOA Property
6862859	Apparent Non-HOA Property
6862860	Apparent Non-HOA Property
6862861	Apparent Non-HOA Property
6862862	Apparent Non-HOA Property
6862863	Apparent Non-HOA Property
6862864	Apparent Non-HOA Property
6869011	Apparent Non-HOA Property
6870607	Apparent Non-HOA Property
6873754	Apparent Non-HOA Property
6873761	Apparent Non-HOA Property
6907405	Apparent Non-HOA Property
6912211	Apparent Non-HOA Property
6912286	Apparent Non-HOA Property
6912372	Apparent Non-HOA Property
6914562	Apparent Non-HOA Property
6923356	Apparent Non-HOA Property
6923580	Apparent Non-HOA Property
6931251	Apparent Non-HOA Property
6932546	Apparent Non-HOA Property
6932551	Apparent Non-HOA Property
6932560	Apparent Non-HOA Property
6942450	Apparent Non-HOA Property
6946831	Apparent Non-HOA Property
6953469	Apparent Non-HOA Property
6958091	Apparent Non-HOA Property
6959999	Apparent Non-HOA Property
6967874	Apparent Non-HOA Property
6968121	Apparent Non-HOA Property
6968220	Apparent Non-HOA Property
6970754	Apparent Non-HOA Property
6973909	Apparent Non-HOA Property
6976435	Apparent Non-HOA Property
6976436	Apparent Non-HOA Property
6978115	Apparent Non-HOA Property

Property ID	HOA Status
6986040	Apparent Non-HOA Property
6987290	Apparent Non-HOA Property
6987656	Apparent Non-HOA Property
6992548	Apparent Non-HOA Property
7205784	Apparent Non-HOA Property
7298737	Apparent Non-HOA Property
7302121	Apparent Non-HOA Property
7349332	Apparent Non-HOA Property
7358546	Apparent Non-HOA Property
7380961	Apparent Non-HOA Property
7393810	Apparent Non-HOA Property
7393836	Apparent Non-HOA Property
7393934	Apparent Non-HOA Property
7394515	Apparent Non-HOA Property
7401171	Apparent Non-HOA Property
7420659	Apparent Non-HOA Property
7426751	Apparent Non-HOA Property
7476246	Apparent Non-HOA Property
7496287	Apparent Non-HOA Property
7499098	Apparent Non-HOA Property
7500025	Apparent Non-HOA Property
7502104	Apparent Non-HOA Property
7515825	Apparent Non-HOA Property
7522726	Apparent Non-HOA Property
7534322	Apparent Non-HOA Property
7535592	Apparent Non-HOA Property
7535613	Apparent Non-HOA Property
7538638	Apparent Non-HOA Property
7538964	Apparent Non-HOA Property
7549019	Apparent Non-HOA Property
7560326	Apparent Non-HOA Property
7576891	Apparent Non-HOA Property
7582480	Apparent Non-HOA Property
7605374	Apparent Non-HOA Property
7631685	Apparent Non-HOA Property
7634465	Apparent Non-HOA Property
7638616	Apparent Non-HOA Property
7641945	Apparent Non-HOA Property
7646806	Apparent Non-HOA Property
7647315	Apparent Non-HOA Property
7656214	Apparent Non-HOA Property
7659468	Apparent Non-HOA Property
7664934	Apparent Non-HOA Property
7674349	Apparent Non-HOA Property

Property ID	HOA Status
7676379	Apparent Non-HOA Property
7680950	Apparent Non-HOA Property
7699992	Apparent Non-HOA Property
7707383	Apparent Non-HOA Property
7707385	Apparent Non-HOA Property
7728171	Apparent Non-HOA Property
7733850	Apparent Non-HOA Property
7734355	Apparent Non-HOA Property
7741814	Apparent Non-HOA Property
7755079	Apparent Non-HOA Property
7757294	Apparent Non-HOA Property
7757558	Apparent Non-HOA Property
7768830	Apparent Non-HOA Property
7783409	Apparent Non-HOA Property
7822374	Apparent Non-HOA Property
7829138	Apparent Non-HOA Property
7831865	Apparent Non-HOA Property
7832397	Apparent Non-HOA Property
7832848	Apparent Non-HOA Property
7838611	Apparent Non-HOA Property
7866766	Apparent Non-HOA Property
7870019	Apparent Non-HOA Property
7870861	Apparent Non-HOA Property
7873259	Apparent Non-HOA Property
7874452	Apparent Non-HOA Property
7875850	Apparent Non-HOA Property
7876427	Apparent Non-HOA Property
7880047	Apparent Non-HOA Property
7880855	Apparent Non-HOA Property
7888093	Apparent Non-HOA Property
7893024	Apparent Non-HOA Property
7893278	Apparent Non-HOA Property
7894264	Apparent Non-HOA Property
7902049	Apparent Non-HOA Property
7904399	Apparent Non-HOA Property
7904591	Apparent Non-HOA Property
7906539	Apparent Non-HOA Property
7908017	Apparent Non-HOA Property
7910040	Apparent Non-HOA Property
7912115	Apparent Non-HOA Property
7913251	Apparent Non-HOA Property
7914532	Apparent Non-HOA Property
7915187	Apparent Non-HOA Property
7923397	Apparent Non-HOA Property

Property ID	HOA Status
7929970	Apparent Non-HOA Property
7929979	Apparent Non-HOA Property
7930818	Apparent Non-HOA Property
7931084	Apparent Non-HOA Property
7932059	Apparent Non-HOA Property
7933532	Apparent Non-HOA Property
7936638	Apparent Non-HOA Property
7941046	Apparent Non-HOA Property
7941653	Apparent Non-HOA Property
7942996	Apparent Non-HOA Property
7944536	Apparent Non-HOA Property
7945607	Apparent Non-HOA Property
7953747	Apparent Non-HOA Property
7953938	Apparent Non-HOA Property
7955367	Apparent Non-HOA Property
7956398	Apparent Non-HOA Property
7956428	Apparent Non-HOA Property
7962625	Apparent Non-HOA Property
7968561	Apparent Non-HOA Property
7969509	Apparent Non-HOA Property
7970529	Apparent Non-HOA Property
7970657	Apparent Non-HOA Property
7971442	Apparent Non-HOA Property
7972715	Apparent Non-HOA Property
7977823	Apparent Non-HOA Property
7980907	Apparent Non-HOA Property
7981127	Apparent Non-HOA Property
7985586	Apparent Non-HOA Property
7989045	Apparent Non-HOA Property
7990487	Apparent Non-HOA Property
7991898	Apparent Non-HOA Property
7992685	Apparent Non-HOA Property
7993667	Apparent Non-HOA Property
7993868	Apparent Non-HOA Property
7993973	Apparent Non-HOA Property
7994852	Apparent Non-HOA Property
7995683	Apparent Non-HOA Property
7995805	Apparent Non-HOA Property
7998217	Apparent Non-HOA Property
8000589	Apparent Non-HOA Property
8001599	Apparent Non-HOA Property
8001605	Apparent Non-HOA Property
8003708	Apparent Non-HOA Property
8004384	Apparent Non-HOA Property

Property ID	HOA Status
8007428	Apparent Non-HOA Property
8007634	Apparent Non-HOA Property
8010064	Apparent Non-HOA Property
8012094	Apparent Non-HOA Property
8012678	Apparent Non-HOA Property
8015171	Apparent Non-HOA Property
8015565	Apparent Non-HOA Property
8019303	Apparent Non-HOA Property
8019506	Apparent Non-HOA Property
8023424	Apparent Non-HOA Property
8023533	Apparent Non-HOA Property
8029244	Apparent Non-HOA Property
8031784	Apparent Non-HOA Property
8037090	Apparent Non-HOA Property
8038528	Apparent Non-HOA Property
8042517	Apparent Non-HOA Property
8042521	Apparent Non-HOA Property
8044539	Apparent Non-HOA Property
8050660	Apparent Non-HOA Property
8053192	Apparent Non-HOA Property
8059312	Apparent Non-HOA Property
8065997	Apparent Non-HOA Property
8068153	Apparent Non-HOA Property
8071707	Apparent Non-HOA Property
8074315	Apparent Non-HOA Property
8074889	Apparent Non-HOA Property
8075648	Apparent Non-HOA Property
8076795	Apparent Non-HOA Property
8078747	Apparent Non-HOA Property
8089001	Apparent Non-HOA Property
8092041	Apparent Non-HOA Property
8092372	Apparent Non-HOA Property
8092538	Apparent Non-HOA Property
8093111	Apparent Non-HOA Property
8093626	Apparent Non-HOA Property
8094652	Apparent Non-HOA Property
8102641	Apparent Non-HOA Property
8106454	Apparent Non-HOA Property
8107934	Apparent Non-HOA Property
8108054	Apparent Non-HOA Property
8116169	Apparent Non-HOA Property
8116979	Apparent Non-HOA Property
8119782	Apparent Non-HOA Property
8121485	Apparent Non-HOA Property

Property ID	HOA Status
8121824	Apparent Non-HOA Property
8123519	Apparent Non-HOA Property
8128021	Apparent Non-HOA Property
8129286	Apparent Non-HOA Property
8129307	Apparent Non-HOA Property
8132800	Apparent Non-HOA Property
8133244	Apparent Non-HOA Property
8135255	Apparent Non-HOA Property
8137081	Apparent Non-HOA Property
8139427	Apparent Non-HOA Property
8143089	Apparent Non-HOA Property
8146763	Apparent Non-HOA Property
8149223	Apparent Non-HOA Property
8150397	Apparent Non-HOA Property
8160374	Apparent Non-HOA Property
8171506	Apparent Non-HOA Property
8172698	Apparent Non-HOA Property
8176802	Apparent Non-HOA Property
8176805	Apparent Non-HOA Property
8177467	Apparent Non-HOA Property
8177970	Apparent Non-HOA Property
8181759	Apparent Non-HOA Property
8185094	Apparent Non-HOA Property
8197820	Apparent Non-HOA Property
8203662	Apparent Non-HOA Property
8204806	Apparent Non-HOA Property
8207792	Apparent Non-HOA Property
8211853	Apparent Non-HOA Property
8212331	Apparent Non-HOA Property
8219561	Apparent Non-HOA Property
8223857	Apparent Non-HOA Property
8239700	Apparent Non-HOA Property
8245987	Apparent Non-HOA Property
8246895	Apparent Non-HOA Property
8262856	Apparent Non-HOA Property
8280093	Apparent Non-HOA Property
8314245	Apparent Non-HOA Property
8332580	Apparent Non-HOA Property
8348179	Apparent Non-HOA Property
8371549	Apparent Non-HOA Property
8384709	Apparent Non-HOA Property
8402517	Apparent Non-HOA Property
8405531	Apparent Non-HOA Property
8425926	Apparent Non-HOA Property

Property ID	HOA Status
8499151	Apparent Non-HOA Property
8499892	Apparent Non-HOA Property